UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 12, 2004


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $9,482,221 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   784325 11833502 SH       SOLE                        0  6557934  5275568
ANHEUSER BUSCH COS INC         COMMON           035229103   516974  9813487 SH       SOLE                        0  5376184  4437303
AUTOMATIC DATA PROCESSIN       COMMON           053015103   497406 12557597 SH       SOLE                        0  7001900  5555697
DISNEY WALT CO                 COM DISNEY       254687106   352932 15127832 SH       SOLE                        0  8472854  6654978
FEDERAL NATL MTG ASSN          COMMON           313586109   680372  9064379 SH       SOLE                        0  5049073  4015306
GANNETT INC                    COMMON           364730101   957341 10737340 SH       SOLE                        0  6021414  4715926
GENERAL ELEC CO                COMMON           369604103   603262 19472626 SH       SOLE                        0 10840208  8632418
GOLDMAN SACHS GROUP INC        COMMON           38141G104   454914  4607659 SH       SOLE                        0  2572600  2035059
INTERNATIONAL BUSINESS M       COMMON           459200101   526819  5684283 SH       SOLE                        0  3235458  2448825
JOHNSON & JOHNSON              COMMON           478160104   415808  8048930 SH       SOLE                        0  4379600  3669330
PEPSICO INC                    COMMON           713448108   595518 12773870 SH       SOLE                        0  7099026  5674844
PFIZER INC                     COMMON           717081103   624113 17665247 SH       SOLE                        0  9824400  7840847
PROCTER & GAMBLE CO            COMMON           742718109   661025  6618192 SH       SOLE                        0  3662946  2955246
WAL MART STORES INC            COMMON           931142103   831534 15674526 SH       SOLE                        0  8698830  6975696
WELLS FARGO & CO NEW           COMMON           949746101   979878 16639125 SH       SOLE                        0  9249648  7389477